Subsequent Event	12 Months Ended
Mar. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Event	SUBSEQUENT EVENT
On May 31, 2025, the Company acquired all of the issued and outstanding shares of U.S. based eVerge Interests Inc. and its subsidiaries (“eVerge”), a group specialized in enterprise applications and transformation services. Management expects that eVerge’s expertise will complement its existing business and will reinforce Alithya’s smart shoring capabilities.
The acquisition of eVerge was completed for total consideration of US$23,500,000 ($32,292,000), all payable in cash. The total purchase consideration consists of: (i) US$18,800,000 ($25,834,000) payable in three installments, (60% at closing and 20% payable on each of May 31, 2026 and 2027 (each an ‘’Anniversary Date’’); and (ii) a potential earn-out consideration of US$4,700,000 ($6,458,000), subject to certain post-closing conditions, payable in two installments (50% within 90 days of the first Anniversary Date and 50% on the second Anniversary Date).